Goodwill and Other Intangible Assets - Summary of Finite Lived Intangible Assets Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020	$ 109
2021	109
2022	109
2023	109
2024	109
Thereafter	194
Total	$ 739